Stock-based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Oct. 06, 2021 shares	Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recapitalization exchange ratio	1.815		1.815
Granted (in shares)	16,891,718	8,541,033
Exercised (in shares)	3,606,121	299,334
Options outstanding (in shares)	25,425,289	13,594,702	15,910,595	9,363,757
Intrinsic value of options exercised | $	$ 43,500	$ 100
Stock-based compensation expense | $	8,407	122
Unrecognized compensation cost related to unvested stock options | $	$ 60,000	$ 1,000
Options granted in period, weighted average grant date fair value (in dollars per share) | $ / shares	$ 3.71	$ 0.13
Cash received from stock option exercises | $	$ 1,432	$ 132
Science 37 Stock Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	33,376,978
Granted (in shares)	30,424,325	14,987,617
Exercised (in shares)	4,999,036	1,392,915
Options outstanding (in shares)	25,425,289	13,594,702
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period	1 year
Stock-based compensation expense | $	$ 6,300	$ 100
Unrecognized compensation cost related to unvested stock options, period for recognition	3 years 1 month 20 days	2 years 10 months 13 days
Share-based Payment Arrangement, Tranche One | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Vesting period	1 year
Share-based Payment Arrangement, Tranche Two | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Vesting period	1 year
Share-based Payment Arrangement, Tranche Three | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Vesting period	1 year
Share-based Payment Arrangement, Tranche Four | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Vesting period	1 year